Income Tax Benefit/(Expense) - Summary of Reconciliation of Income Tax to Prima Facie Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Loss from continuing operations before income tax	$ (98,754)	$ (65,977)	$ (90,215)
Share-based payments expense	1,221	1,544	1,488
Research and development tax concessions	(1,486)	537	2,442
Foreign exchange translation gains/(losses)	(15)	(242)
Contingent consideration	1,880	(3,162)	39
Other sundry items	91	1,011	497
Current year tax expense/(benefit)	(27,935)	(20,105)	(22,599)
Adjustments for current tax of prior periods	(18,412)	(3,616)	(5,870)
Differences in overseas tax rates	24,458	5,259	7,797
Tax benefit not recognized	12,934	11,065	7,272
Change in tax rate on Deferred tax assets		27,471
Change in tax rate on Deferred tax liability		(50,761)
Income tax expense/(benefit) attributable to loss before income tax	(8,955)	(30,687)	(13,400)
Australian Government
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Tax benefit at the Australian tax rate of 30% (2018: 30%)	$ (29,626)	$ (19,793)	$ (27,065)